FI - Roll-forward of net assets measured at fair value on recurring basis (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr 11,466	SFr 11,274
Transfers in, net assets/liabilities	86	5,711
Transfers out, net assets/liabilities	(3,624)	(1,538)
Purchases, net assets/liabilities	11,338	13,489
Sales, net assets/liabilities	(17,836)	(13,325)
Issuances, net assets/liabilities	(389)	(3,385)
Settlements, net assets/liabilities	2,544	(337)
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(96)	(75)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(20)	766
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	4	(12)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(123)	(412)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(1)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(281)
Foreign currency translation impact, net assets/liabilities	490	(690)
Balance at beginning of period, net assets/liabilities	3,558	11,466
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	11,474	11,284
Transfers in, net assets/liabilities	86	5,711
Transfers out, net assets/liabilities	(3,624)	(1,540)
Purchases, net assets/liabilities	11,315	13,450
Sales, net assets/liabilities	(17,813)	(13,287)
Issuances, net assets/liabilities	(389)	(3,385)
Settlements, net assets/liabilities	2,543	(338)
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(96)	(75)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(20)	766
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	4	(12)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(123)	(413)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(1)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(281)
Foreign currency translation impact, net assets/liabilities	488	(687)
Balance at beginning of period, net assets/liabilities	SFr 3,563	SFr 11,474